Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss
Revenue	$ 775,821	$ 777,302	$ 109,173
Cost of revenue	646,441	575,172	63,950
Gross profit	129,380	202,130	45,223
Operating expenses
Amortization	1,066,906	278,621	124,134
General and administrative expenses	8,088,529	5,490,938	2,373,251
Research and development expenses	9,514,520	5,566,036	4,430,386
Sales and marketing expenses	1,743,855	1,386,901	631,381
Stock-based compensation expense	6,816,321	3,228,508	889,511
Share-based payment expense	213,720	1,109,531	1,085,716
Operating expenses	(27,443,851)	(17,060,535)	(9,534,379)
Operating loss	27,314,471	16,858,405	9,489,156
Other items
Interest income	99,477
Accretion interest expense			69,562
Changes in fair value of warrant derivative	2,926,392	(7,707,051)	186,269
Finder's fee on convertible loan			258,542
Impairment of goodwill			1,342,794
Issue costs allocated to derivative liability		(1,493,554)
Other income	89,448
Foreign exchange loss (gain)	(795,172)	605,096	(20,049)
Income tax recovery	(104,799)	(1,667)
Loss before taxes	(30,847,110)	(10,039,812)	(11,366,372)
Net loss	(30,742,311)	(10,038,145)	(11,366,372)
Other comprehensive income/(loss)	66,210	(10,005)
Comprehensive loss	$ (30,676,101)	$ (10,048,150)	$ (11,366,372)
Loss per share - basic and fully diluted (in dollars per share)	$ (0.85)	$ (0.38)	$ (0.52)
Weighted average number of shares outstanding - basic and fully diluted (in shares)	35,998,152	26,582,664	21,818,315